Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)				$ (101,059)		$ (106,139)	$ (114,197)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations ($ in thousands)				$ 15,776		$ (7,451)	$ (17,448)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share				57,012,815		45,547,359	44,820,279
Adjusted weighted average number of outstanding shares, net of effects of dilutive potential ordinary shares				57,012,815		45,547,359	44,820,279
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.2)	$ (0.78)	$ (1.09)	$ (1.77)		$ (2.33)	$ (2.55)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0.33	$ 0.29	0.29	0.28	[1]	(0.16)	(0.39)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.2)		(1.09)	(1.77)		(2.33)	(2.55)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0.33		$ 0.29	$ 0.28	[1]	$ (0.16)	$ (0.39)

[1]	Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation